U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

November 12, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:           TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Snow Capital Opportunity Fund (S000011970)
Snow Capital All Cap Value Fund (S000030268)
Snow Capital Small Cap Value Fund (S000030269)
Snow Capital Focused Value Fund (S000030270)
Snow Capital Hedged Value Fund (S000030271)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, Snow Capital Opportunity Fund, Snow Capital All Cap Value Fund, Snow Capital Small Cap Value Fund, Snow Capital Focused Value Fund and Snow Capital Hedged Value Fund (each, a “Fund, and collectively, the “Funds”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated November 8, 2010, and filed electronically as Post-Effective Amendment No. 208 to the Fund’s Registration Statement on Form N-1A on November 5, 2010.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-5384.

Sincerely,

/s/ Rachel A. Spearo

Rachel A. Spearo
For U.S. Bancorp Fund Services, LLC